Acquired Technologies	12 Months Ended
Dec. 31, 2012
Research And Development [Abstract]
Acquired Technologies

10. Acquired Technologies

Galaxy Biotech, LLC

In December 2011, we entered into an exclusive license agreement with Galaxy Biotech, LLC (Galaxy) for the development, manufacturing, and commercialization of certain anti-FGFR2b (fibroblast growth factor receptor 2) monoclonal antibodies. Under the terms of the agreement, we agreed to pay Galaxy an upfront license payment of $3.0 million. The upfront payment was paid in two equal installments in January 2012 and July 2012. As we had full access to the technology and materials upon execution of the agreement, the lead compound is in an early stage of development, and the underlying technology has no alternative future uses, the entire upfront payment was recorded to research and development expenses in our statement of operations for the year ended December 31, 2011. We are also required to make additional payments based upon the achievement of certain intellectual property, development, regulatory, and commercial milestones, as well as royalties on future net sales of products resulting from development of this purchased technology, if any. As of December 31, 2011 and 2012, the payable due to Galaxy under the agreement was $3.0 million and zero, respectively.